Concentration of major customers and suppliers - Total purchases (Details) - Cost of Goods and Service, Product and Service Benchmark [Member] - Supplier Concentration Risk [Member] - customer	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Number of supplier	2	3	3
Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	26.00%	29.00%
Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	25.00%	17.00%
Supplier three
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	10.00%